Basis of Presentation and Consolidation and Summary of Significant Accounting Policies - Property, equipment and software, net (Details)	Sep. 30, 2025	Dec. 31, 2024
Capitalized software
Property and equipment, net
Useful Life (Years)	3 years	3 years
Minimum
Property and equipment, net
Useful Life (Years)		3 years
Maximum
Property and equipment, net
Useful Life (Years)		5 years